Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Trade and other payables

28   Trade and other payables

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Trade payables (i)
Due to related parties	442,007	119,434
Due to third parties	311,610	127,125
	753,617	246,559

Redemption liability (ii, iii)	243,937	232,951
Accrued expenses	516,240	436,846
Security deposits	160,814	136,813
Lease liabilities (Note 18(a))	91,583	51,224
Amounts payable for purchase of shares held for share incentive scheme (Note 27)	88,280	—
Income and other tax payables	51,913	45,057
Amounts due to related parties	644,900	744,604
Others	112,822	115,517
	2,664,106	2,009,571

Less: non - current portion
Lease liabilities	(44,553)	(28,283)
Amounts payable for purchase of shares held for share incentive scheme (Note 27)	(88,280)	—
	(132,833)	(28,283)
	2,531,273	1,981,288
(i)	As at December 31, 2022, and 2023, based on recognition date, the aging of the trade payables are mainly within 1 year.
(ii)	According to the shareholders agreement of BER Technology, the non-controlling shareholders shall have the right to request the Group to purchase the remaining 20% equity interests in BER Technology in an agreed period from June 30, 2022 to December 31, 2022. The purchase price was determined based on the financial performance of BER Technology and a pre-determined formula that set out in the respective shareholders agreement. Accordingly, the redemption liability of approximately RMB44,105,000 was initially recognized by the Group upon completion of acquisition as at the present value of the estimated future cash outflows, and the same amount was debited to other reserve. The redemption liability was subsequently measured at amortized cost. On December 30, 2022, the Group entered into a share purchase agreement with non-controlling shareholders of BER Technology to acquire the remaining 20% equity interests of BER Technology after renegotiation. The Group acquired the remaining 20% equity interests of BER Technology for RMB15,000,000 and relevant redemption liability has been settled in 2023.

28   Trade and other payables (Continued)

(iii)	The Group wrote a put option on the equity in Vantage Point Technology pursuant to the relevant transaction documents entered into with certain non-controlling shareholders of Vantage Point Technology, which provides each of such non-controlling shareholders with the right to require the Group to purchase the equity interest subject to the terms and conditions of the put option. A financial liability (redemption liability) of RMB183,569,000 was initially recognized on the acquisition date to account for the put option and other reserve of the same amount were debited accordingly. The redemption liability was subsequently measured at amortized cost. As at December 31, 2023, the redemption liability of RMB232,951,000 was estimated based on the estimation of matters relating to the terms and conditions of the put option which is in the process of renegotiation as of the date of this report.